Balanced Portfolio (Prospectus Summary) | Balanced Portfolio
BALANCED PORTFOLIO
Investment Goal
The Portfolio's investment goal is conservation of principal and capital appreciation.
Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio's annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy ("Variable Contracts"), as defined herein, in which the
Portfolio is offered. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Balanced Portfolio	Class 1	Class 2	Class 3
Management Fees	0.67%	0.67%	0.67%
Service (12b-1) Fees	none	0.15%	0.25%
Other Expenses	0.16%	0.16%	0.16%
Total Annual Portfolio Operating Expenses	0.83%	0.98%	1.08%

Expense Example
This Example is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The Example does not reflect charges imposed by the
Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
Expense Example Balanced Portfolio (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class 1	85	265	460	1,025
Class 2	100	312	542	1,201
Class 3	110	343	595	1,317

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 127% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio
The Portfolio attempts to achieve its investment goal by maintaining at all times a balanced portfolio of common stocks and bonds, with at least 25%
of the Portfolio's assets invested in fixed income securities.

The equity securities held by the Portfolio generally are common stocks of large and medium-sized companies. However, the Portfolio may invest in small-sized companies (up to 20% of net assets). The equity portion of the Portfolio contains allocations to two complementary strategies, a fundamental research driven strategy and a strategy that is largely quantitative in nature. The subadviser believes that overall portfolio volatility should be reduced due to the low correlation of excess returns associated with the allocations to these two investment philosophies.

The fixed income portion of the Portfolio is invested primarily using a top-down macro allocation with incremental return achieved through security selection within sectors. Fixed income securities in which the Portfolio invests include bonds; government securities; high-yield debt securities (junk bonds) (up to 15%
of net assets); asset-backed securities; mortgage-backed securities (including
TBA and commercial mortgage-backed securities); forward commitments to purchase or sell short mortgage-backed securities, short sales "against the box" (up to
15% of net assets); non-convertible preferred securities; and mortgage dollar rolls. The Portfolio uses an active trading strategy to achieve its objective.
Principal Risks of Investing in the Portfolio
There can be no assurance that the Portfolio's investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Portfolio.

Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may  be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.

Securities Selection Risk. A strategy used by the Portfolio, or individual securities selected by the portfolio manager, may fail to produce the intended return.

Large-Cap Companies Risk. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Portfolio's value may not rise as much as the value of portfolios that emphasize smaller companies.

Risk of Investing in Bonds. As with any fund that invests significantly in bonds, the value of your investment in the Portfolio may go up or down in response to changes in interest rates or defaults (or even the potential for future defaults) by bond issuers.

Risk of Investing in Junk Bonds. The Portfolio may invest significantly in junk bonds, which are considered speculative. Junk bonds carry a substantial risk of default or changes in the issuer's creditworthiness, or they may already be in default at the time of purchase.

Short Sales Risk. Short sales by the Portfolio involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales are potentially unlimited, whereas losses from purchases can be no greater than the total amount invested.

Small and Medium Sized Companies Risk. Securities of small and medium sized companies are usually more volatile and entail greater risks than securities of large companies.

U.S. Government Obligations Risk. U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government; the securities may be supported only by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the
U.S. Treasury.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. The characteristics of these mortgage-backed and asset-backed securities differ from traditional fixed-income securities. Mortgage-backed securities are subject to "prepayment risk" and "extension risk." Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Portfolio may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. These securities also are subject to risk  of default on the underlying mortgage, particularly during periods of economic downturn.

Credit Quality Risk. The creditworthiness of an issuer is always a factor in analyzing fixed income securities. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. Issuers with low credit ratings typically issue junk bonds. In addition to the risk of default, junk bonds may be more volatile, less liquid, more difficult to value and more susceptible to adverse economic conditions or investor perceptions than other bonds.

Credit Risk. Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the "full faith and credit" of the U.S.
Government. The Portfolio could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.
Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

Active Trading Risk. A strategy used whereby a Portfolio may engage in frequent trading of portfolio securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs for the Portfolio. During periods of increased market volatility, active trading may be more pronounced.
Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year and comparing the Portfolio's average annual returns to those of the Russell 1000® Index and a Blended Index. The Blended Index consists of 30% Russell 1000® Index, 30% S&P 500® Index, and 40% Barclays Capital U.S.
Aggregate Bond Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.

J.P. Morgan Investment Management Inc. assumed subadvisory duties of the
Portfolio on January 23, 2006. Prior to January 23, 2006, SunAmerica Asset
Management Corp. managed the Portfolio.
(Class 1 Shares)

During the 10-year period shown in the bar chart, the highest return for a quarter was
12.21% (quarter ended September 30, 2009) and the lowest return for a quarter was
-14.11% (quarter ended December 31, 2008). The year to date calendar return as of
March 31, 2012 was 8.73%.
Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns Balanced Portfolio	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class 1	Class 1 Shares	2.27%	2.07%	2.70%
Class 2	Class 2 Shares	2.13%	1.92%	2.55%
Class 3	Class 3 Shares	1.96%	1.82%		4.49%	Sep. 30, 2002
S&P 500® Index	S&P 500® Index	2.11%	(0.25%)	2.92%	6.91%	Sep. 30, 2002
Blended Index	Blended Index	4.51%	2.93%	4.54%	6.72%	Sep. 30, 2002
Barclays Capital U.S. Aggregate Bond Index	Barclays Capital U.S. Aggregate Bond Index	7.84%	6.50%	5.78%	5.32%	Sep. 30, 2002
Russell 1000® Index	Russell 1000® Index	1.50%	(0.02%)	3.34%	7.29%	Sep. 30, 2002